Summary of Significant Accounting Policies - Pro Forma Financial Information (unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss attributable to common stockholders	$ (19,531)	$ (7,573)	$ (17,201)	$ (14,264)	$ (36,732)	$ (21,837)	$ (30,704)	$ (18,046)
Accretion of discount and dividends on redeemable convertible preferred stock	2,848	1,578			8,298	1,609	4,287	98
Pro forma net loss attributable to common stockholders	$ (22,379)	$ (9,151)			$ (45,030)	$ (23,446)	$ (34,991)	$ (18,144)
Denominator:
Weighted average number of common shares outstanding	1,030,000	946,000			1,010,000	920,000	935,000	793,000
Pro forma weighted average shares outstanding after giving effect to the conversion of redeemable convertible preferred stock							8,225,000
Pro forma weighted average common shares outstanding	1,030,000	946,000			1,010,000	920,000	935,000	793,000
Pro forma basic and diluted net loss per share attributable to common stockholders, basic and diluted	$ (21.73)	$ (9.67)			$ (44.58)	$ (25.48)	$ (37.42)	$ (22.88)
Pro Forma [Member]
Numerator:
Pro forma net loss attributable to common stockholders							$ (30,704)
Denominator:
Weighted average number of common shares outstanding							9,160,000
Pro forma weighted average common shares outstanding							9,160,000
Pro forma basic and diluted net loss per share attributable to common stockholders, basic and diluted							$ (3.35)